Prepaid Expenses and Other Current Assets (Details) - Summary of prepaid expenses and other current assets - USD ($)	Sep. 30, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Advertising services	$ 199,000		$ 699,000		$ 158,000
Rent	86,000		459,000		530,000
Compensation	91,000		120,000		418,000
Sales taxes	341,000		1,440,000		1,078,000
Subscriptions	772,000		1,061,000		886,000
Parking	85,000		72,000		82,000
Legal services	16,000		16,000		8,000
Insurance	193,000		644,000		253,000
Recruiting services	0		54,000		112,000
Consulting	2,921,000		27,000		87,000
Contract assets	628,000	$ 681,000	681,000	$ 530,000	530,000	$ 450,000
Owners compensation	730,000		0
Other	973,000		617,000		518,000
Other			1,178
Prepaid Expenses and Other Current Assets	$ 7,035,000		5,890,000		$ 4,130,000
Prepaid Expenses And Other Assets Current			$ 5,770,000